MASSMUTUAL FUNDS
MassMutual Diversified Value Fund
Supplement dated June 22, 2026 to the
Prospectus dated February 1, 2026 and the
Summary Prospectus dated February 1, 2026
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved the termination of Class Y shares of the MassMutual Diversified Value Fund (the “Fund”). Effective on or about September 11, 2026 (the “Termination Date”), shareholders of Class Y shares of the Fund will receive proceeds in proportion to the number of Class Y shares held by each of them on the Termination Date.
Effective on and after July 1, 2026, Class Y shares of the Fund will not be available for purchase by new investors. Customers who are invested in Class Y shares of the Fund as of June 30, 2026 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
DV-26-01
SELPRO-26-03

MASSMUTUAL FUNDS
MassMutual Blue Chip Growth Fund
Supplement dated June 22, 2026 to the
Prospectus dated February 1, 2026 and the
Summary Prospectus dated February 1, 2026
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved the termination of Class Y shares of the MassMutual Blue Chip Growth Fund (the “Fund”). Effective on or about September 11, 2026 (the “Termination Date”), shareholders of Class Y shares of the Fund will receive proceeds in proportion to the number of Class Y shares held by each of them on the Termination Date.
Effective on and after July 1, 2026, Class Y shares of the Fund will not be available for purchase by new investors. Customers who are invested in Class Y shares of the Fund as of June 30, 2026 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
BCG-26-01
SELPRO-26-04

MASSMUTUAL FUNDS
MassMutual Mid Cap Growth Fund
Supplement dated June 22, 2026 to the
Prospectus dated February 1, 2026 and the
Summary Prospectus dated February 1, 2026
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved the termination of Class Y shares of the MassMutual Mid Cap Growth Fund (the “Fund”). Effective on or about September 11, 2026 (the “Termination Date”), shareholders of Class Y shares of the Fund will receive proceeds in proportion to the number of Class Y shares held by each of them on the Termination Date.
Effective on and after July 1, 2026, Class Y shares of the Fund will not be available for purchase by new investors. Customers who are invested in Class Y shares of the Fund as of June 30, 2026 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MCG-26-01
SELPRO-26-05

MASSMUTUAL FUNDS
MassMutual Overseas Fund
Supplement dated June 22, 2026 to the
Prospectus dated February 1, 2026 and the
Summary Prospectus dated February 1, 2026
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved the termination of Class Y shares of the MassMutual Overseas Fund (the “Fund”). Effective on or about September 11, 2026 (the “Termination Date”), shareholders of Class Y shares of the Fund will receive proceeds in proportion to the number of Class Y shares held by each of them on the Termination Date.
Effective on and after July 1, 2026, Class Y shares of the Fund will not be available for purchase by new investors. Customers who are invested in Class Y shares of the Fund as of June30, 2026 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
O-26-01
SELPRO-26-06